As filed with the Securities and Exchange Commission on September 29, 2011

Securities Act File No. 333-103025

Investment Company Act File No. 811-21296

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940

Amendment No. 29

(Check appropriate box or boxes)

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Patrick M. Patalino, General Counsel c/o Baron Select Funds 767 Fifth Avenue, 49th Floor New York, NY 10153
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On October 28, 2011 pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A for Baron Select Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 28, 2011, the effectiveness of Post-Effective Amendment No. 24 (“PEA No. 24”), which was filed with the Commission via EDGAR Accession No. 0001193125-11-180242 on July 1, 2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 24 by means of this filing, Parts A, B and C of PEA No. 24 are incorporated herein by reference.

PART A – PROSPECTUS

The prospectus of this Post-Effective Amendment is incorporated herein by reference to Part A of PEA No. 24.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information of this Post-Effective Amendment is incorporated herein by reference to Part B of PEA No. 24.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 24.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and the State of New York, on this 29th day of September, 2011.

BARON SELECT FUNDS (Registrant)

BY:	/S/ RONALD BARON
Ronald Baron Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A has been signed below by the following persons, in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/S/ RONALD BARON	Chief Executive Officer &
Ronald Baron	Trustee	September 29, 2011

/S/ LINDA S. MARTINSON	Chairman, President, Chief
Linda S. Martinson	Operating Officer and Trustee	September 29, 2011

*/S/ NORMAN S. EDELCUP	Trustee	September 29, 2011
Norman S. Edelcup

*/S/ CHARLES N. MATHEWSON	Trustee	September 29, 2011
Charles N. Mathewson

/S/ PATRICK M. PATALINO	Vice President, General	September 29, 2011
Patrick M. Patalino	Counsel and Secretary

*/S/ HAROLD MILNER	Trustee	September 29, 2011
Harold Milner

*/S/ RAYMOND NOVECK	Trustee	September 29, 2011
Raymond Noveck

*/S/ DAVID A. SILVERMAN	Trustee	September 29, 2011
David A. Silverman

/S/ PEGGY WONG	Treasurer and Chief Financial Officer	September 29, 2011
Peggy Wong

By:	/S/ PATRICK M. PATALINO
Patrick M. Patalino (Attorney-in-fact)

*Attorney-in-fact pursuant to a power of attorney previously filed.

Dated: September 29, 2011